INTEGRITY GROWTH & INCOME FUND
Schedule of Investments April 30, 2023 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (94.9%)

Communication Services (4.5%)
AT&T Inc	65,000	$1,148,550
*Walt Disney Co/The	22,000	2,255,000
		3,403,550
Consumer Discretionary (12.3%)
Home Depot Inc/The	6,000	1,803,240
Lowe's Cos Inc	10,000	2,078,300
Starbucks Corp	22,000	2,514,380
Target Corp	18,000	2,839,500
		9,235,420
Consumer Staples (5.5%)
Kimberly Clark Corp	14,000	2,028,460
PepsiCo Inc	11,000	2,099,790
		4,128,250
Financials (9.5%)
Bank of America Corp	30,000	878,400
BlackRock Inc	3,000	2,013,600
JPMorgan Chase & Co	12,000	1,658,880
PNC Financial Services Group Inc/The	6,000	781,500
S&P Global Inc	5,000	1,812,900
		7,145,280
Health Care (8.6%)
*Edwards Lifesciences Corp	20,000	1,759,600
Thermo Fisher Scientific Inc	5,000	2,774,500
UnitedHealth Group Inc	4,000	1,968,360
		6,502,460
Industrials (12.1%)
Caterpillar Inc	4,500	984,600
Deere & Co	4,000	1,512,080
FedEx Corp	7,000	1,594,460
3M Co	8,000	849,760
Waste Management Inc	13,000	2,158,650
Trane Technologies plc	11,000	2,043,910
		9,143,460
Information Technology (38.1%)
*Advanced Micro Devices Inc	17,000	1,519,290
Apple Inc	20,000	3,393,600
Cisco Systems Inc	35,000	1,653,750
Intel Corp	40,000	1,242,400
Intuit Inc	5,000	2,219,750
KLA Tencor Corp	6,000	2,319,240
Lam Research Corp	4,000	2,096,320
Mastercard Inc	7,000	2,660,210
Microsoft Corp	6,000	1,843,560
NVIDIA Corp	14,000	3,884,860
QUALCOMM Inc	20,000	2,336,000
Visa Inc	15,000	3,490,950
		28,659,930
Materials (3.1%)
Air Products & Chemicals Inc	8,000	2,354,880

Utilities (1.2%)
Exelon Corp	21,000	891,240

TOTAL COMMON STOCKS (COST: $47,445,414)		$71,464,470

SHORT-TERM INVESTMENTS (5.0%)
Morgan Stanley Institutional Liquidity Fund, 4.78% (a)	3,769,963	3,769,963
TOTAL SHORT-TERM INVESTMENTS (Cost $3,769,963)		$3,769,963

TOTAL INVESTMENTS (Cost $51,215,377) (99.9%)		75,234,433

OTHER ASSETS LESS LIABILITIES (0.1%)		$65,994

NET ASSETS (100.0%)		$75,300,427

*Non-income producing
PLC - Public Limited Company
(a) Seven day yield as of April 30, 2023

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2023, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Growth & Income Fund
Investments at cost	$51,215,377
Unrealized appreciation	26,481,514
Unrealized depreciation	(2,462,458)
Net unrealized appreciation (depreciation)*	$24,019,056

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$71,464,470	$0	$0	$71,464,470
Short-Term Investments	3,769,963	0	0	3,769,963
Total	$75,234,433	$0	$0	$75,234,433